FAIR VALUE MEASUREMENTS (Schedule of Fair Value, Assets and Liabilities Measured on a Recurring Basis) (Detail) - Fair value, measurements, recurring - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Total financial assets		$ 261	$ 10,993
CMBS	$ 16,103
Financial liabilities:
Total financial liabilities	(11,200)	(4,181)
Level 1
Financial assets:
Total financial assets		0	0
CMBS	0
Financial liabilities:
Total financial liabilities	0	0
Level 2
Financial assets:
Total financial assets		261	10,993
CMBS	14,367
Financial liabilities:
Total financial liabilities	(11,200)	(4,181)
Level 3
Financial assets:
Total financial assets		0	0
CMBS	1,736
Financial liabilities:
Total financial liabilities	0	0
Interest rate swaps
Financial assets:
Interest rate swaps		261	10,993
Financial liabilities:
Interest rate swap	(11,200)	(4,181)
Interest rate swaps | Level 1
Financial assets:
Interest rate swaps		0	0
Financial liabilities:
Interest rate swap	0	0
Interest rate swaps | Level 2
Financial assets:
Interest rate swaps		261	10,993
Financial liabilities:
Interest rate swap	(11,200)	(4,181)
Interest rate swaps | Level 3
Financial assets:
Interest rate swaps		0	$ 0
Financial liabilities:
Interest rate swap	$ 0	$ 0